Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2023
Condensed financial information of the parent company
Condensed financial information of the parent company
19.	Condensed financial information of the parent company

Rules 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for its investment in its subsidiaries. Such investment is presented on the separate condensed balance sheets of the Parent Company as “Receivables from subsidiaries”. The Parent Company, its subsidiaries were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Parent Company’s share of income (loss) from its subsidiaries is reported as “share of income (loss) from subsidiaries” in the condensed financial statements.

The Parent Company is a Cayman Islands company and, therefore, is not subject to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.

As of December 31, 2022 and 2023, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

For the purpose of the Company’s stand-alone financial statements, its investments in subsidiaries were reported using the equity method of accounting. The Company’s share of income (loss) from its subsidiaries was reported as a share of income (loss) of subsidiaries in the accompanying parent company only financial statements. Ordinarily, under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of the parent only financial information, the Company has continued to reflect its share, based on its proportionate interest, of the losses of its subsidiaries regardless of the carrying value of the investment even though the Company is not obligated to provide continuing support or fund losses.

Condensed Financial Information of the Parent Company

CONDENSED BALANCE SHEETS

	As of December 31,
	2022	2023
	US$	US$
ASSETS
Current assets:
Cash	5,682	6,902
Prepayments and other current assets	180	644
Total current assets	5,862	7,546
Non-current assets:
Investments in and receivables from subsidiaries	602,798	382,605
Total assets	608,660	390,151
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Preferred shares forward contract liabilities	—	40,344
Refund from depository bank – current	316	580
Other payable	80	524
Non-current liabilities:
Refund from depository bank – non-current	598	516
Total liabilities	994	41,964
Shareholders’ equity:
Ordinary shares	—	—
Subscriptions receivable from shareholders	—	—
Treasury stocks	(57,055)	(57,055)
Additional paid-in capital	492,220	653,860
Statutory reserves	14,892	14,892
Accumulated other comprehensive loss	(36,913)	(43,879)
Retained earnings (accumulated deficit)	194,522	(219,631)
Total shareholders’ equity	607,666	348,187
Total liabilities and shareholders’ equity	608,660	390,149

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Operating expenses:
General and administrative expenses	(1,033)	(3,120)	(4,538)
Loss from operations	(1,033)	(3,120)	(4,538)
Interest income	—	1	323
Other income, net	316	316	337
Change in fair value of financial instruments	29,471	3,795	(10,918)
Excess of fair value of Series A Convertible Preferred Shares	—	—	(59,199)
Share of income (losses) from subsidiaries	356,491	58,734	(340,158)
Net income (loss)	385,245	59,726	(414,153)
Foreign currency translation adjustment, net of nil tax	(3,432)	14,444	(6,966)
Total comprehensive income (loss)	381,813	74,170	(421,119)

CONDENSED STATEMENTS OF CASH FLOWS

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Cash flows from operating activities
Receipt of refund from depository bank	—	—	520
Other cash used in operating activities	(1,014)	(3,078)	(4,459)
Net cash used in operating activities	(1,014)	(3,078)	(3,939)
Cash flows from investing activities
Decrease (increase) in receivables from subsidiaries	(136,643)	43,869	(84,760)
Net cash provided by (used in) investing activities	(136,643)	43,869	(84,760)
Cash flows from financing activities
Repurchase of warrants	—	(6,358)	—
Payment for repurchase of ordinary shares	(16,240)	(33,643)	—
Prepayment under share repurchase agreement	(90)	—	—
Payment for cost of issuance	(81)	—	—
Proceeds from issuance of ordinary shares and warrants	158,634	—	—
Proceeds from issuance of ordinary shares, net of issuance costs	—	—	65,430
Proceeds from issuance of Series A Convertible Preferred Shares, net of issuance costs	—	—	24,575
Net cash provided by (used in) financing activities	142,223	(40,001)	90,005
Net increase in cash	4,566	790	1,306
Effect of exchange rate changes on cash	251	52	(86)
Cash, beginning of year	23	4,840	5,682
Cash, end of year	4,840	5,682	6,902